RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions with related parties during the period:

(a)	Commercial transactions with related companies

		Six months ended June 30,
		2024	2025	2025
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”) (a)	(i)	234	353	49
Feishang Management's share of office rental to Feishang Enterprise (b)	(ii)	84	84	12

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years from July 2018 to June 30, 2020, and extended it to June 30, 2025. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(ii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2024, which will expire on September 30, 2025.

(a)	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Balances with related companies

The Company’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

		December 31,	June 30,
		2024	2025	2025
		CNY	CNY	US$
	Notes	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise (b)	(i)	10,422	10,010	1,395
Anka Capital Limited (“Anka Capital”) (a)	(ii)	939	1,553	217
		11,361	11,563	1,612

Non-current:
Payable to the Shareholder:
Feishang Group (b)	(iii)	78,567	75,361	10,507

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise and its subsidiaries. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Feishang Group represents the net amount of advances from Feishang Group, which primarily comprises amounts arising from the matters described in Note 16(b), together with other advances. The balance is repayable in accordance with the terms described in Note 16(b).

(a)	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(b)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(c)	Compensation of key management personnel of the Group

	Six months ended June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Wages, salaries and allowances	374	341	48
Housing subsidies	6	7	1
Contribution to pension plans	25	22	3

Total	405	370	52

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.